Registration No. 2-74288
		811-3275

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 68

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
Amendment No. 70

SMITH BARNEY INVESTMENT FUNDS INC.
(Exact name of Registrant as Specified in Charter)
388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)
(800)-451-2010
(Registrant's Telephone Number, including Area Code:)
Christina T. Sydor
388 Greenwich Street, New York, New York 10013(22nd
Floor)
(Name and Address of Agent For Service)
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
XXX	immediately upon filing pursuant to Paragraph (b) of
Rule 485
On January 28, 2000 pursuant to paragraph (b) of Rule
485
	60 days after filing pursuant to paragraph (a)(1) of Rule 485
On (date) pursuant to paragraph (a)(1) of Rule 485
	75 days after filing pursuant to paragraph (a)(2) of Rule 485
      On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common
Stock

PART A

       SB  Smith Barney
       MF  Mutual Funds


       PROSPECTUS


       Small Cap
       Value Fund

       Class A, B, L and Y Shares
       ------------------------------------
       January 28, 2000



       The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Small Cap Value Fund

                   Contents

Investments, risks and performance..........................................   2
More on the fund's investments..............................................   5
Management..................................................................   6
Choosing a class of shares to buy...........................................   7
Comparing the fund's classes................................................   8
Sales charges...............................................................   9

More about deferred sales charges...........................................  11
Buying shares...............................................................  12
Exchanging shares...........................................................  13
Redeeming shares............................................................  15
Other things to know about share transactions...............................  17
Smith Barney 401(k) and ExecChoice(TM) programs.............................  19
Dividends, distributions and taxes..........................................  20
Share price.................................................................  21
Financial highlights........................................................  22

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks long-term capital growth.

Principal Investment Strategies

Key investments The fund invests primarily in common stocks and other equity securities of smaller capitalized U.S. companies. Smaller capitalized companies are those whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index. The size of companies in the index changes with market conditions and the com-position of the index. As of December 31, 1999, the largest market capitaliza-tion of a company in the index was $5.74 billion. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and warrants and rights relating to equity securities.

Selection process The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors. The manager uses both quantitative and fundamental methods to identify stocks of smaller capi-talization companies it believes have a high probability of outperforming other stocks in the same industry or sector.

The manager uses quantitative parameters to select a universe of smaller capi-talized companies that fit the fund's general investment criteria. In selecting individual securities from within this range, the manager looks for "value" attributes, such as:

 .Low stock price relative to earnings, book value and cash flow
 .High return on invested capital

The manager also uses quantitative methods to identify catalysts and trends that might influence the fund's industry or sector focus, or the manager's individual security selection.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Stock prices decline generally

 .Smaller capitalized companies fall out of favor with investors

 .The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular stock proves to be incorrect

Small Cap Value Fund

 .A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock

Compared to mutual funds that focus on large capitalization companies, the fund's share price may be more volatile because of its focus on smaller capi-talized companies. These companies are more likely to have:

 .More limited product lines
 .Fewer capital resources
 .Less depth of management

Further, securities of smaller capitalized companies are more likely to:

 .Experience sharper swings in market values
 .Be harder to sell at times and prices the manager believes appropriate .Offer greater potential for gains and losses

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long term growth potential of smaller capi-talized companies

 .Currently have exposure to fixed income investments and the stocks commonly held by large capitalization oriented mutual funds and wish to broaden your investment portfolio

 .Are willing to accept the risks of the stock market and the special risks of investing in smaller companies with limited track records

Performance

Because this fund commenced operations on February 26, 1999, the fund does not yet have a sufficient operating history to generate the performance information which other Smith Barney funds show in bar and table form in this location of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)        Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases (as a % of offering price)              5.00%    None   1.00%   None
Maximum deferred sales charge (load) (as a % of
the lower of net asset value at purchase or
redemption)                                       None*   5.00%   1.00%   None

                                                       Smith Barney Mutual Funds

                     Annual fund operating expenses **
(expenses deducted from fund assets)  Class A Class B Class L Class Y
Management fee                         0.75%   0.75%   0.75%   0.75%
Distribution and service (12b-1) fee   0.25%   1.00%   1.00%    None
Other expenses                         0.32%   0.33%   0.33%   0.32%
                                       -----   -----   -----   -----
Total annual fund operating expenses   1.32%   2.08%   2.08%   1.07%

 * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** For Class Y shares, "Other Expenses" have been based on expenses incurred by Class A shares because no Class Y shares were outstanding for the period ended September 30, 1999.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $628   $897   $1,187   $2,011
Class B (redemption at end of period)   $711   $952   $1,219   $2,216
Class B (no redemption)                 $211   $652   $1,119   $2,216
Class L (redemption at end of period)   $409   $745   $1,207   $2,486
Class L (no redemption)                 $309   $745   $1,207   $2,486
Class Y (with or without redemption)    $109   $340   $  590   $1,306


Small Cap Value Fund

 More on the fund's investments

Derivative contracts The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices, interest rates or currencies, or options on these futures, for any of the following purposes:

 .As a cash flow management technique
 .As a substitute for buying or selling securities

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock, interest rate or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, exchange rates or securities markets are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Foreign investments The fund may invest up to 10% of its assets (at the time of investment) in foreign securities. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is avail-able about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase invest-ment gains or add to investment losses.

Debt Securities The fund's policy is to be as fully invested in equity securi-ties as practicable at all times. The fund may, however, maintain a portion of its assets (normally not more than 10%) in U.S. government securities, money market obligations and cash.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


                                                       Smith Barney Mutual Funds

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidi-aries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Peter Hable, investment officer of the manager, managing director of Salomon Smith Barney, and president of Davis Skaggs Investment Management, a division of the manager, has been responsible for the day-to-day management of the fund's portfolio since inception. John Goode, investment officer of the manag-er, managing director of Salomon Smith Barney, and chief investment officer of Davis Skaggs, assists in managing the fund's portfolio.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.75% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and serv-ice fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney Private Trust Com-pany serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

Year 2000 Issue As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the Fund's other service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the Fund and its investments could be negatively affected.

Small Cap Value Fund

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.
 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase price and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
 L shares do not, Class B shares may be more attractive to long-term invest-ors.

You may buy shares from:
 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
 General                                   $1,000      $15 million     $50
 IRAs, Self Employed Retirement
 Plans, Uniform Gift to Minor
 Accounts                                   $250       $15 million     $50
 Qualified Retirement Plans                  $25       $15 million     $25
 Simple IRAs                                 $1            n/a         $1
 Monthly Systematic Investment Plans         $25           n/a         $25
 Quarterly Systematic Investment
 Plans                                       $50           n/a         $50

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

                                                       Smith Barney Mutual Funds

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                  Class A      Class B      Class L     Class Y
Key features    .Initial    .No initial   .Initial    .No initial
                 sales       sales charge  sales       or
                 charge     .Deferred      charge is   deferred
                .You may     sales charge  lower than  sales
                 qualify     declines      Class A     charge
                 for reduc-  over time    .Deferred   .Must
                 tion or     .Converts to  sales       invest at
                 waiver of   Class A       charge for  least $15
                 initial     after 8       only 1      million
                 sales       years         year       .Lower
                 charge     .Higher       .Does not    annual
                .Lower       annual        convert to  expenses
                 annual      expenses      Class A     than the
                 expenses    than Class A  .Higher     other
                 than Class                annual      classes
                 B and                     expenses
                 Class L                   than Class
                                           A
-----------------------------------------------------------------
Initial sales   Up to       None          1.00%       None
charge          5.00%;
                reduced for
                large pur-
                chases and
                waived for
                certain
                investors.
                No charge
                for pur-
                chases of
                $500,000 or
                more
-----------------------------------------------------------------
Deferred sales  1% on pur-  Up to 5.00%   1% if you   None
charge          chases of   charged when  redeem
                $500,000 or you redeem    within 1
                more if you shares. The   year of
                redeem      charge is     purchase
                within 1    reduced over
                year of     time and
                purchase    there is no
                            deferred
                            sales charge
                            after 6 years
-----------------------------------------------------------------
Annual          0.25% of    1% of average 1% of aver- None
distribution    average     daily net     age daily
and service     daily net   assets        net assets
fees            assets
-----------------------------------------------------------------
Exchangeable    Class A     Class B       Class L     Class Y
into*           shares      shares        shares      shares
                of most     of most Smith of most     of most
                Smith       Barney funds  Smith       Smith
                Barney                    Barney      Barney
                funds                     funds       funds
-----------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

Small Cap Value Fund

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering   Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                    -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned
 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

                                                       Smith Barney Mutual Funds

Waivers for certain Class A investors. Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met
 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

  Shares issued:                          Shares issued:     Shares issued:
  At initial                              On reinvestment of Upon exchange from
  purchase                                dividends and      another Smith
                                          distributions      Barney
                                                             fund
  Eight years after the date of purchase  In same proportion On the date the
                                          as the number of   shares originally
                                          Class B shares     acquired would
                                          converting is to   have converted
                                          total Class B      into Class A
                                          shares you own     shares
                                          (excluding shares
                                          issued as a
                                          dividend)


Small Cap Value Fund

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 6-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

                                                       Smith Barney Mutual Funds

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn about additional waivers of deferred sales charges, con-tact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or
        dealer
representative

                 If you do not provide the following information, your order will be rejected:
                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
        fund's   are clients of the selling group are eligible to buy shares
      transfer   directly from the fund.
         agent

                 .Write the sub-transfer agent at the following address:

                      Smith Barney Investment Funds Inc.
                      Smith Barney Small Cap Value Fund
                      (Specify class of shares)

                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699
                 .Enclose a check to pay for the shares. For initial pur-
                  chases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                  2010.

Small Cap Value Fund

--------------------------------------------------------------------------------
     Through a
    systematic   You may authorize Salomon Smith Barney, your dealer represen-
    investment   tative or the sub-transfer agent to transfer funds automati-
          plan   cally from a regular bank account, cash held in a Salomon
                 Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly

                 .If you do not have sufficient funds in your account on a
                  transfer date, Salomon Smith Barney, your dealer represen-tative or the sub-transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.


 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the
 varying needs
 of both large
     and small
    investors.

                 .You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.

                 .Not all Smith Barney funds may be offered in your state of residence. Contact your Smith Barney Financial Consultant, dealer representative or the sub-transfer agent.
                 .You must meet the minimum investment amount for each fund.

                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with
                  signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------

                                                       Smith Barney Mutual Funds

--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail

                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the opposite page.


Small Cap Value Fund

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------
       By mail
                 For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:

                      Smith Barney Investment Funds Inc.

                      Smith Barney Small Cap Value Fund
                      (Specify class of shares)

                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699

                 Your written request must provide the following:

                 . Your account number
                 . The class of shares and the dollar amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly as the account is regis-
                   tered
--------------------------------------------------------------------------------


                                                       Smith Barney Mutual Funds

--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plans) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


Small Cap Value Fund

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

                                                       Smith Barney Mutual Funds

 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Small Cap Value Fund

 Smith Barney 401(k) and ExecChoice(TM) programs

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's invest-ments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

 .Class A shares may be purchased by plans investing at least $1 million.
 .Class L shares may be purchased by plans investing less than $1 million. Class
  L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner:

  If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

  If the account was opened before June 21, 1996 and $500,000 in the aggre-gate is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange on each Decem-ber 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.


                                                       Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund generally makes capital gain distributions and pays divi-dends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
 Redemption or exchange of shares      Usually capital gain or loss; long-term
                                       only if shares owned more than one year
 Long-term capital gain distributions  Long-term capital gain
 Short-term capital gain distributions Ordinary income
 Dividends                             Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


Small Cap Value Fund

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all divi-dends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's finan-cial statements, is included in the annual report (available upon request).

 For a Class A share of capital stock outstanding throughout the period ended September 30:

                                       1999(/1/)(/2/)
-----------------------------------------------------
 Net asset value, beginning of period     $ 11.40
-----------------------------------------------------
 Income from operations:
 Net investment income                       0.15
 Net realized and unrealized gain            0.55
-----------------------------------------------------
 Total income from operations                0.70
-----------------------------------------------------
 Less distributions from:
 Net investment income                        --
 Net realized gain                            --
-----------------------------------------------------
 Total distributions                          --
-----------------------------------------------------
 Net asset value, end of year             $ 12.10
-----------------------------------------------------
 Total return++                              6.14%
-----------------------------------------------------
 Net assets, end of year (000)'s          $37,308
-----------------------------------------------------
 Ratios to average net assets+:
 Expenses                                    1.32%
 Net investment income                       1.94
-----------------------------------------------------
 Portfolio turnover rate                        7%
-----------------------------------------------------

(1)Forthe period from February 26, 1999 (inception date) to September 30,
   1999.

(2)Pershare amounts have been calculated using the monthly average shares method.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.


Small Cap Value Fund

 For a Class B share of capital stock outstanding throughout the period ended September 30:

                                       1999(/1/)(/2/)
-----------------------------------------------------
 Net asset value, beginning of period     $ 11.40
-----------------------------------------------------
 Income from operations:
 Net investment income                       0.09
 Net realized and unrealized gain            0.56
-----------------------------------------------------
 Total income from operations                0.65
-----------------------------------------------------
 Less distributions from:
 Net investment income                        --
 Net realized gain                            --
-----------------------------------------------------
 Total distributions                          --
-----------------------------------------------------
 Net asset value, end of year             $ 12.05
-----------------------------------------------------
 Total return++                              5.70%
-----------------------------------------------------
 Net assets, end of year (000)'s          $60,620
-----------------------------------------------------
 Ratios to average net assets+:
 Expenses                                    2.08%
 Net investment income                       1.19
-----------------------------------------------------
 Portfolio turnover rate                        7%
-----------------------------------------------------

(1)For the period from February 26, 1999 (inception date) to September 30,
   1999.

(2)Pershare amounts have been calculated using the monthly average shares method.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.

                                                       Smith Barney Mutual Funds

 For a Class L share of capital stock outstanding throughout the period ended September 30:

                                       1999(/1/)(/2/)
-----------------------------------------------------
 Net asset value, beginning of period     $ 11.40
-----------------------------------------------------
 Income from operations:
 Net investment income                       0.09
 Net realized and unrealized gain            0.56
-----------------------------------------------------
 Total income from operations                0.65
-----------------------------------------------------
 Less distributions from:
 Net investment income                        --
 Net realized gain
-----------------------------------------------------
 Total distributions                          --
-----------------------------------------------------
 Net asset value, end of year             $ 12.05
-----------------------------------------------------
 Total return++                              5.70%
-----------------------------------------------------
 Net assets, end of year (000)'s          $43,212
-----------------------------------------------------
 Ratios to average net assets+:
 Expenses                                    2.08%
 Net investment income                       1.20
-----------------------------------------------------
 Portfolio turnover rate                        7%
-----------------------------------------------------

(1)For the period from February 26, 1999 (inception date) to September 30,
   1999.

(2)Pershare amounts have been calculated using the monthly average shares method.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.

Small Cap Value Fund

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Small Cap Value Fund

An investment portfolio of Smith Barney Investment Funds Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. In addition, infor-mation on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicat-ing fee by electronic request at the following E-mail address: publicinfdo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SM Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Investment Company Act
File No. 811-03275
FDO2461 1/00

PART B
Smith Barney Small Cap Value Fund
388 Greenwich Street
New York, NY 10013

Statement of Additional Information
January 28, 2000


This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current prospectus of the Smith Barney Small Cap Value
Fund dated January 28, 2000, as amended or supplemented from time to time, and should be read in conjunction with the prospectus. The fund is a series of Smith Barney
Investment Funds Inc. (the "Company"). Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.
The fund's prospectus may be obtained free of charge from your Salomon Smith Barney Financial Consultant or by writing or calling the fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

TABLE OF CONTENTS

	Investment Objectives and Management Policies	2
	Directors and Officers	14
	Purchase of Shares	18
	Redemption of Shares	23
	Valuation of Shares	25
	Exchange Privilege	25	Performance Data	26
	Taxes	28
	Additional Information	29
	Financial Statements	30
	Other Information	30


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and policies. The following discussion supplements the description of the fund's investment policies in its prospectus. SSB Citi Fund Management LLC ("SSBC" or the
"Manager") serves as investment manager and administrator to the fund.

The fund attempts to achieve its investment objective by investing, under normal market conditions, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of smaller capitalized companies. Companies whose capitalization falls outside the small capitalization range after purchase continue to be considered smaller capitalized companies for purposes of the 65% policy. Investments in smaller capitalized companies may offer greater opportunities for growth of capital than larger, more established companies, but may also involve certain risks because smaller capitalized companies often have limited market or financial resources and may be dependent on one or two people for management. In addition, shares of smaller capitalized companies have limited liquidity and more volatility which could result in significant fluctuations in the price of their shares.

The fund will normally invest in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, and depository receipts for those securities. It is the policy of the fund to be as fully invested in equity securities as practicable at all times. Under certain circumstances, the fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, money market obligations, and in cash to provide for payment of the fund's expenses and to meet redemption requests. The fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

The fund may invest up to 10% of its total assets in foreign securities, including both direct investments and investments made through depository receipts. The fund may also invest in real estate investment trusts; purchase or sell securities on a when-issued or delayed-delivery basis;
enter into forward commitments to purchase securities; lend portfolio securities; purchase and sell put and call options; invest in illiquid securities; and enter into interest rate futures contracts, stock index futures contracts and related options.

The different types of securities and investment techniques used by the fund all involve risks of varying degrees. For example, with respect to common stock, there can be no assurance of capital appreciation, and there is a risk of market decline. With respect to debt securities, including money market instruments, there is the risk that the issuer of a security may not be able to meet its obligation to make scheduled interest or principal payments.

Convertible Securities Convertible securities are generally preferred securities or fixed-income securities that are convertible into common stock at either a stated price or stated rate. The price of the convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed income stream. For this reason, the convertible security may not decline in price as rapidly as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. The manager will select convertible securities to be purchased by the fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

Foreign Securities The fund has the authority to invest up to 10% of its assets in foreign securities. In addition to direct investment in securities of foreign issuers, the fund may also invest in securities of foreign issuers in the form of sponsored and unsponsored American Depositary
Receipts (ADRs), European Depositary Receipts (EDRs),
Global Depositary Receipts (GDRs) or other similar securities convertible into securities of foreign issuers.
These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The fund also may invest in securities denominated in European Currency Units (ECUs). An ECU is a
"basket" consisting of a specified amount of currencies of certain of the twelve member states of the European
Community. In addition, the fund may invest in securities denominated in other currency baskets.

There are certain risks involved in investing in securities of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S.
dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

Real Estate Investment Trusts ("REITs") The fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the management skill of the REIT's manager. REITs are also subject to risks generally associated with investments in real estate. The fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Debt Securities Debt securities in which the fund may invest include notes, bills, commercial paper, obligations issued or guaranteed by the government or any of its political subdivisions, agencies or instrumentalities, and certificates of deposit. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

All debt securities are subject to market risk and credit risk. Market risk relates to market-induced changes in a security's value, usually as a result of changes in interest rates. The value of the fund's investments in debt securities will change as the general levels of interest rates fluctuate. During periods of falling interest rates, the value of the fund's debt securities will generally rise. Conversely, during periods of rising interest rates, the value of the fund's debt securities will generally decline. Credit risk relates to the ability of the issuer to make payments of principal and interest.
The fund has no restrictions with respect to the maturities or duration of the debt securities it holds. The fund's investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the fund's shorter-term securities.

Money Market Instruments As stated in the prospectus, the fund may invest for defensive purposes in corporate and government bonds and notes and money market instruments.
Short-term instruments in which the fund may invest include obligations of banks having at least $1 billion in assets
(including certificates of deposit, time deposits and bankers= acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions);
commercial paper rated no lower than A-2 by Standard &
Poor's Ratings Group or Prime-2 by Moody=s Investors
Service, Inc. or the equivalent from another nationally recognized statistical rating organization or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Company's Board of Directors.

The following is a more detailed description of such money market instruments.

Bank Obligations Certificates of deposits ("CDs") are short-term, negotiable obligations of commercial banks.
Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve
System and to be insured by the Federal Deposit Insurance
Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending upon the principal amount of CDs of each bank held by the fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation.
Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal
Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State
Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, the manager will carefully evaluate such investments on a case-by-case basis.

Savings and loans associations whose CDs may be purchased by the fund are supervised by the Office of Thrift
Supervision and are insured by the Savings Association
Insurance Fund which is administered by the FDIC and is backed by the full faith and credit of the United States government. As a result, such savings and loan associations are subject to regulation and examination.

U.S. Government Securities  The fund may invest in U.S.
Government securities.  Generally, these securities include
U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S.
Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. The fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S.
Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market values of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Repurchase Agreements The fund may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement, the fund acquires securities subject to the seller's agreement to repurchase at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the fund's right to liquidate the securities may be restricted (during which time the value of the securities could decline).

Lending of Portfolio Securities  Consistent with applicable
Regulatory Requirements and for cash management purposes, the fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, will be consistent with applicable regulatory requirements. The fund may not lend its portfolio securities to Salomon Smith
Barney or its affiliates unless it has applied for and received specific authority from the SEC. Loans of portfolio securities by the fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities") which will be maintained at all times in an amount equal to at least
100% of the current market value of the loaned securities.

In lending its portfolio securities, the fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time;
(d) the fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and
(f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager the consideration to be earned from such loans would justify the risk.

Reverse Repurchase Agreements The fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a money market instrument by the fund and its agreement to repurchase the instrument at a specified time and price. The fund will maintain a segregated account consisting of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker-dealers and other financial institutions. The fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the Investment Company Act of 1940, as amended, reverse repurchase agreements may be considered borrowings by the seller.

Reverse repurchase agreements create opportunities for increased returns to the shareholders of the fund but, at the same time, create special risk considerations. Although the principal or stated value of such borrowings will be fixed, the fund's assets may change in value during the time the borrowing is outstanding. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends the fund will have to pay in respect thereof, the fund's net income or other gain will be greater than if this type of investment technique had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover this cost, the net income or other gain of the fund will be less than if the reverse repurchase agreement had not been used.

The fund currently intends to invest not more than 33% of its net assets in reverse repurchase agreements.

Options, Futures and Currency Strategies The fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund. There can be no assurance that such efforts will succeed.

In order to assure that the fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange
Act, regulations of the Commodity Futures Trading
Commission ("CFTC") require that the fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions.
For example, when the investment adviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the investment adviser believes that a particular currency may decline compared to the U.S. dollar or another currency, the fund may enter into a forward contract to sell the currency the manager expects to decline in an amount approximating the value of some or all of the fund's securities denominated in that currency, or when the manager believes that one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated ("cross hedging"). The fund's custodian places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the fund having a value equal to the aggregate account of the fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the fund's commitments with respect to such contracts.

For hedging purposes, the fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the fund or which the manager intends to include in its portfolio. The fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the fund is obligated as a writer. A call option written by the fund is "covered" if the fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account with its custodian.

Although the portfolio might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: dependence on the investment adviser's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or options thereon at any particular time and possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies' under the Internal
Revenue Code of 1986, as amended (the "Code").

Options on Securities  	As discussed more generally
above, the fund may engage in the writing of covered call options. The fund may also purchase put options and enter into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

The fund may write (a) in-the-money call options when the manager expects the price of the underlying security to remain flat or decline moderately during the option period,
(b) at-the-money call options when the manager expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when the manager expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.
To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options
Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The fund expects to write options only on national securities exchanges or in the over-the-counter market. The fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The fund may realize a profit or loss upon entering into a closing transaction. In cases in which a fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

Although the fund generally will purchase or write only those options for which the manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing
Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of the manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because a fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although the manager will attempt to take appropriate measures to minimize the risks relating to the fund's writing of call options and purchasing of put and call options, there can be no assurance that the fund will succeed in its option-writing program.

Stock Index Options As described generally above, the fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York
Stock Exchange Composite Index or the Canadian Market
Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock
Exchange Oil and Gas Index or the Computer and Business
Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash
"exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.
The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.
Accordingly, successful use by the fund of options on stock indexes will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts As described generally above, the fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade.

The purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index
(known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund's not participating in a market advance. The fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied.
Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the ability of the manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time.
Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

When-Issued Securities and Delayed Delivery Transactions
In order to secure what the manager considers to be an advantageous price or yield, the fund may purchase U.S.
government securities on a when-issued basis or purchase or sell U.S. government securities for delayed delivery. The fund will enter into such purchase transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by the fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, the fund relies on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

U.S. government securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, to a lesser extent, the public's perception of the creditworthiness of the issuers.
In general, U.S. government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing U.S. government securities on a when-issued basis or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

A fund will at times maintain in a segregated account at PNC cash or liquid securities equal to the amount of the fund's when-issued or delayed-delivery commitments. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of such commitments by the fund. Placing securities rather than cash in the account may have a leveraging effect on the fund's assets.
That is, to the extent that the fund remains substantially fully invested in securities at the time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuation in its net asset value than if it had set aside cash to satisfy its purchase commitments. On the settlement date, the fund will meet its obligations from then available cash flow, the sale of securities held in the separate account, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than the fund's payment obligations).

Portfolio Transactions Decisions to buy and sell securities for the fund are made by the manager, subject to the overall review of the Company's Board of Directors.
Although investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the type that the fund may make also may be made by those other accounts. When the fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.

Allocation of transactions on behalf of the fund, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to the fund's shareholders. The primary considerations of the manager in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by the fund. Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the manager in serving both the fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sale will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

Portfolio Turnover The fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed
150%. The rate of turnover will not be a limiting factor, however, when the fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the fund, as purchases and sales of portfolio securities are usually affected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates
(market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities.
These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities. For the period from February 26, 1999
(inception date) to September 30, 1999 the Fund's portfolio turnover rate was 7%.

Investment Restrictions

The fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 7 cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% or more of the fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the fund's outstanding shares. The remaining restrictions may be changed by the Board of Directors at any time. The fund may not:

1. 	Invest in a manner that would cause it to fail to be
a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	Issue "senior securities" as defined in the 1940 Act
and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

3.	Invest more than 25% of its total assets in
securities, the issuers of which conduct their principal business activities in the same industry.
For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4. 	Borrow money except that (a) the fund may borrow
from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and
(b), the fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

5. 	Make loans.  This restriction does not apply to: (a)
the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements and; (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6. 	Engage in the business of underwriting securities
issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts
(including options on currencies to the extent consistent with the funds investment objective and policies); or (d) investing in real estate investment trust securities.

8. 	Purchase any securities on margin (except for such
short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except
"against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9. Invest in oil, gas or other mineral exploration programs.

10.	Purchase or otherwise acquire any security if, as a
result, more than 15% of its net assets would be invested in securities that are illiquid.

11.	Invest in companies for the purpose of exercising
management or control.

12.	Invest in securities of an issuer which, together
with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the fund would then be invested in such securities (for purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general guarantors and originators of underlying assets).

Certain restrictions listed above permit the fund without shareholder approval to engage in investment practices that the fund does not currently pursue. The fund has no present intention of altering its current investment practices as otherwise described in the prospectus and this SAI and any future change in these practices would require
Board approval. If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY

The Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below.
Each Director who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended
(the "1940 Act"), is indicated by an asterisk.

Paul R. Ades, Director (Age 59). Partner in the law firm of
Murov & Ades. Director of 5 investment companies associated with Citigroup Inc. His address is 272 South Wellwood
Avenue, P.O. Box  504, Lindenhurst, New York 11757.

Herbert Barg, Director (Age 76). Private investor. Director of 16 investment companies associated with Citigroup Inc.
His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004.


Dwight B. Crane, Director (Age 61). Professor, Graduate
School of Business Administration, Harvard University;
Director of 22 investment companies associated with Citigroup Inc. His address is Graduate School of Business
Administration, Harvard University, Boston, Massachusetts
02163.

Frank G. Hubbard, Director (Age 61).  Vice President, S&S
Industries; Former Corporate Vice President, Materials
Management and Marketing Services of Huls America, Inc.;
Director of 5 investment companies associated with Citigroup Inc. His address is 80 Centennial Avenue P.O. Box
456, Piscataway, New Jersey 08855-0456.

*Heath B. McLendon, Chairman of the Board, President and
Chief Executive Officer (Age 66). Managing Director of
Salomon Smith Barney Inc. ("Salomon Smith Barney");
Director and President of SSB Citi and Travelers Investment
Adviser, Inc. ("TIA"); and formerly Chairman of the Board of Smith Barney Strategy Advisers Inc. Mr. McLendon is a director of 64 investment companies associated with Citigroup Inc. His address is 7 World Trade Center, New
York, New York 10048.

Jerome Miller, Director (Age 60).  Retired, Former
President, Asset Management Group of Shearson Lehman
Brothers. Director of 5 investment companies associated with Citigroup Inc. His address is 27 Hemlock Road,
Manhasset, New York, NY  11030.

Ken Miller, Director (Age 57). President of Young Stuff
Apparel Group, Inc. Director of 5 investment companies associated with Citigroup Inc. His address is 1411
Broadway, New York, New York 10018.

Lewis E. Daidone, Senior Vice President and Treasurer (Age
42). Managing Director of Salomon Smith Barney, Director and Senior Vice President of SSB Citi and TIA. Treasurer of
59 investment companies associated with Citigroup. His address is 388 Greenwich Street, New York, New York 10013.

Peter Hable, Vice President and Investment Officer (Age
41). Managing Director of Salomon Smith Barney, President of Davis Skaggs Investment Management, a division of Salomon Smith Barney. His address is 1 Sansome Street,
Suite 3850, San Francisco, California 94104.

Paul Brook, Controller (Age 45). Director of Salomon Smith
Barney; Controller or Assistant Treasurer of 43 investment companies associated with Citigroup; from 1997-1998
Managing Director of AMT Capital Services Inc.; prior to
1997 Partner with Ernst & Young LLP; His address is 388
Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 48). Managing Director of Salomon Smith Barney; General Counsel and Secretary of
SSB Citi and TIA. Secretary of 59 investment companies associated with Citigroup. Her address is 388 Greenwich
Street, New York, New York 10013.


No officer, director or employee of Salomon Smith Barney or any parent or subsidiary receives any compensation from the Company for serving as an officer or Director of the Company. The Company pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $22,500 per annum plus
$2,900 per meeting attended and reimburses travel and out-of-pocket expenses. For the period ended September 30, 1999, such expenses totaled $9,443.79. For the period from February 26, 1999 to September 30, 1999, the Directors of the Company were paid the following compensation:





Name of Person


Aggregate
Compensation
from the Fund
Total Pension or
Retirement
Benefits Accrued
as part of Fund
Expenses

Compensation
from Fund and
Fund Complex
Paid to
Directors
Number of Funds
for Which
Director Serves
Within Fund
Complex
Paul R. Ades
$1,324
$0
$  54,225
5
Herbert Barg
 1,324
 0
  105,425
16
Dwight B. Crane
 1,324
 0
  139,975
22
Frank G. Hubbard
 1,324
 0
    54,125
5
Heath B. McLendon
---
---
---
64
Jerome Miller
 1,324
 0
    44,925
5
Ken Miller
 1,324
 0
    53,625
5

Upon attainment of age 80, Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors together with reasonable out-of-pocket expenses for each meeting attended.

Investment Manager

SSB Citi Fund Management LLC serves as investment manager to the fund pursuant to a written agreement (the "Advisory
Agreement"). The services provided by the manager under the Advisory Agreement are described in the prospectus under "Management." The manager pays the salary of any officer and employee who is employed by both it and the fund. The manager bears all expenses in connection with the performance of its services. The Manager (through its predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individuals, institutional and investment company clients that had aggregated assets under management as of December 31, 1999 in excess of $183 billion. The manager is a wholly owned subsidiary of Citigroup Inc.
("Citigroup").

As compensation for investment advisory services, the fund pays the manager a fee computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. Since the fund's inception on February 26, 1999 to September 30, 1999, the fund incurred $616,315 in investment advisory fees.

The fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Salomon Smith Barney, or manager, Securities and Exchange Commission (the "SEC") fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees;
certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence;
investor services (including allocated telephone and personnel expenses); and costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, shareholders' reports and corporate meetings.

The manager has voluntarily agreed to waive its fees if in any fiscal year the aggregate expenses of any Class of the following fund, exclusive of 12b-1 fees, taxes brokerage, interest and extraordinary expenses, such as litigation costs, exceed the indicated percentage of the fund's average net assets for that fiscal year.

Counsel and Auditors

Wilkie Farr & Gallagher serves as counsel to the Company.
The Directors who are not "interested persons" of the Company have selected Stroock & Stroock & Lavan LLP to serve as their legal counsel.

KPMG LLP, independent accountants, 757 3rd Avenue, New
York, New York 10017, serve as auditors of the fund and will render an opinion on the fund's financial statements for the fiscal year ending September 30, 2000.

DISTRIBUTION

Distributor  CFBDS, Inc., located at 20 Milk Street,
Boston, MA 02109-5408, serves as the fund's distributor on a best efforts basis pursuant to a distribution agreement dated July 22, 1999 (the "Distribution Agreement"), which was approved by the Company's Board of Directors.

For the 1999 fiscal year, Salomon Smith Barney served as distributor and received $883,000 in sales charges for the sale of Class A shares, and did not reallow any portion thereof to dealers. For the 1999 fiscal year, Salomon
Smith Barney received $407,000 in sales charges for the sale of Class L shares, and did not reallow any portion thereof to dealers.

For the 1999 fiscal year, Salomon Smith Barney received from shareholders $15,000 in CDSC on the redemption of Class A shares. For the 1999 fiscal year, Salomon Smith
Barney received from shareholders $55,000 in CDSC on the redemption of Class B shares. For the 1999 fiscal year, Salomon Smith Barney received from shareholders $21,000 in CDSC on the redemption of Class L shares.

When payment is made by the investor before settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith
Barney Exchange Reserve Fund) of the Smith Barney Mutual
Funds. If the investor instructs Salomon Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the fund and the Smith
Barney money market fund, and affiliates of Salomon Smith
Barney that serve the funds in an investment advisory capacity or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The fund's Board of Directors has been advised of the benefits to Salomon Smith
Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory and Administration Agreements for continuance.

For the fiscal year ended September 30, 1999, Salomon Smith
Barney incurred distribution expenses totaling $476,696, consisting of approximately $10,101 for advertising, $2,048 for printing and mailing prospectuses, $98,034 for support services and overhead expenses, $249,296 to Salomon Smith
Barney to compensate financial consultants and $117,217 for accruals for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the fund's shares over the sum of the distribution fees and CDSC received by Salomon Smith Barney.

Services and Distribution Plan

To compensate Salomon Smith Barney for the services it provides and for the expenses it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares.
In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average net assets attributable to the shares of the respective Class.

For the fiscal year ended September 30, 1999 the fund incurred $61,665, for Class A shares, $331,551, in Class B shares and $243,541, in Class L shares, respectively, in distribution plan fees.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the
"Independent Directors"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The
Plan may be terminated with respect to a Class of the fund at any time, without penalty, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

PURCHASE OF SHARES

The following classes of shares are available for purchase.
See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount of Investment

Sales Charge as a %
Of Transaction

Sales Charge as a %
of Amount Invested
Dealers'
Reallowance as %
Of Offering Price
Less than $25,000
5.00%
5.26%
4.50%
$ 25,000 - 49,999
4.00%
4.17%
3.60%
50,000 - 99,999
3.50%
3.63%
3.15%
100,000 - 249,999
3.00%
3.09%
2.70%
250,000 - 499,999
2.00%
2.04%
1.80%
500,000 and over
*
*
*

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith
Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class
L shares is waived. See "Purchase of Shares-Deferred Sales
Charge Alternatives" and "Purchase of Shares-Waivers of
Deferred Sales Charge."

Members of a selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of a fund as defined in the Securities Act of 1933. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of a fund made at one time by "any person," which includes an individual and his or her immediate family, or a director or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales
Charge Provisions" below.

Class L Shares Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales
Charge Provisions" below.  Until June 22, 2001 purchases of
Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000
(except purchases of Class Y shares by Smith Barney Concert
Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith Barney
Financial Consultant or a Dealer Representative. In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from a fund. When purchasing shares of a fund, investors must specify which class is being purchased. Salomon Smith Barney and Dealer
Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Global Fund
Services ("sub-transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in a fund by making an initial investment of at least $1,000 for each account, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of a fund through the Systematic
Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith
Barney, unitholders who invest distributions from a Unit
Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual
Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by sub-transfer agent. Share certificates are issued only upon a shareholder's written request to sub-transfer agent.

Purchase orders received by the fund or a Salomon Smith
Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day a fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by a fund or the fund's agent prior to its close of business.
For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith
Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least
$50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith
Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney
Mutual Funds (including retired Board Members and employees); the immediate families of such persons
(including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial
Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) purchases by a separate account used to fund certain unregistered variable annuity contracts; (g) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith
Barney; and (h)purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation Class A shares of the fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the Amount of Investment as referred to in the preceding sales charge table includes
(i) all Class A shares of the fund and other Smith Barney
Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date.
Please contact a Salomon Smith Barney Financial Consultant or PFPC Global Fund Services the "Transfer Agent" to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series
Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within thirteen months from the date of the Letter.
If a total investment of $15,000,000 is not made within the 13-month period, as applicable, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%.
Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent for further information.

Deferred Sales Charge Provisions

Deferred Sales Charge Shares are: (a) Class B shares; (b)
Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales
Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month.
The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.


Year Since Purchase Payment Was Made

Deferred sales charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend
Shares) owned by the shareholder.

The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual
Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100
Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges
(see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal
Plan") (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other
Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any purchaser, which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a director or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a director or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon Smith Barney
Financial Consultant.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price for a Class A, and Class
Y share of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share includes a 1.00% initial sales charge. Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000 is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in the fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New
York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, directors or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, form the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distributions in Kind

If the Board of Directors of the fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, each fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of fund securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares that are subject to a CDSC). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it.
Withdrawal payments should not be considered as income from investment in the fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. For additional information, shareholders should contact a Salomon Smith
Barney Financial Consultant or their Financial Consultant, the Introducing Broker or dealer in the selling group. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.


VALUATION OF SHARES

The prospectus states that the net asset value of the fund's Classes of shares will be determined on any date that the New York Stock Exchange ("NYSE") is open. The
NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for these securities are not readily available, at fair value, as determined in good faith by the fund's
Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of certain Smith Barney
Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual
Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

	A.	Class A and Class Y shareholders of the fund
who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds of the Smith Barney Mutual Fund Complex may do so without imposition of any charge.

	B.	Class B shares of the fund exchanged for
Class B shares of another fund will be subject to the higher applicable CDSC of the two funds. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

	C.	Upon exchange, new Class L shares will be
deemed to have been purchased on the same date as the Class
L shares of the fund that have been exchanged.

The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered.
Prospectuses may be obtained from a Smith Barney Financial
Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

	Additional Information Regarding the Exchange Privilege Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to either fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, each fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time.
All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Additional Information Regarding Telephone Redemption and
Exchange Program.

	Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

PERFORMANCE DATA

From time to time, the fund may quote yield or total return of a Class in advertisements or in reports and other communications to shareholders. The fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may be included in the following financial publications:
Barron's, Business Week, CDA Investment Technologies, Inc.,
Changing Times, Forbes, Fortune, Institutional Investor,
Investors Daily, Money, Morningstar Mutual Fund Values, The
New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class, it will also disclose such information for the other Classes.

Average Annual Total Return

Average annual total return' figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

					P(1 + T)n = ERV
	Where	P	=	a hypothetical initial
payment of $1,000
			T	=	average annual total return
			n	=	number of years
			ERV	=	Ending Redeemable Value of a
hypothetical $1,000
investment made at the
beginning of a 1-, 5- or 10-
year period at the end of the
1-, 5- or 10-year period (or
fractional portion thereof),
assuming reinvestment of all
dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.



Average Annual Total Return

Class of Shares
Life of fund
Inception date
Class A
0.83%
February 26, 1999
Class B
0.70%
February 26, 1999
Class L
3.60%
February 26, 1999

Average annual total return figures calculated in accordance with the above formula assume that the maximum
5.00% sales charge has been deducted from the investment at the time of purchase.

Aggregate Total Return

Aggregate total return figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

ERV - P
P

	Where:	P	=	a hypothetical initial
payment of $10,000
			ERV	=	Ending Redeemable Value of a
hypothetical $10,000
investment made at the
beginning of a 1-, 5- or 10-
year period at the end of the
1-, 5- or 10-year period (or
fractional portion thereof),
assuming reinvestment of all
dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.


Aggregate Total Return

Class of Shares
Life of fund
Inception date
Class A1
6.14%
February 26, 1999
Class B2
5.70%
February 26, 1999
Class L3
5.70%
February 26, 1999

1	The aggregate total return figures do not assume the
maximum 5.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge had been deducted, the aggregate total return for Class A shares for the same period would have been 0.83%.

2	The aggregate total return figures do not assume the
maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum
CDSC had been deducted, the aggregate total return for Class B shares for the same period would have been 0.70%.

3	The aggregate total return figures do not assume the
maximum 1.00% sales charge has been deducted from the investment at the time of redemption. If the maximum sales charge had been deducted, the aggregate total return for Class L shares for the same period would have been 3.60%.


Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class performance for any specified period in the future. Because the performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each Class' net investment income changes in response to fluctuation in interest rates and the expenses of the fund.

TAXES

The following is a summary of certain federal income tax considerations that may affect the fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisers as to the tax consequences of an investment in the fund.

The Company intends to qualify each year as a regulated investment company under the Code. If the fund (a) qualifies as a regulated investment company and
(b) distributes to its shareholders at least 90% of its net investment income (including, for this purpose, its net realized short-term capital gains), the fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders.

As described above, the fund may invest in futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by the fund and, thus, will affect the amount of capital gains distributed to the fund's shareholder.

For federal income tax purposes, gain or loss on the futures and options described above (collectively referred to as "Section 1256 Contracts") would, as a general rule, be taxed pursuant to a special mark-to-market system.
Under the mark-to-market system, the fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on Section1256 Contracts is treated as 60% long-term capital gain or loss and 40% short-term capital losses taxable to the fund and the amount of distributions taxable to a shareholder. Moreover, if the fund invests in both
Section 1256 and offsetting positions in those contracts, then the fund may not be able to receive the benefit of certain realized losses for an indeterminate period of time. The fund expects that its activities with respect to
Section 1256 Contracts and offsetting position in those Contracts (1) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (2) will permit it to use substantially all of its losses for the fiscal years in which the losses actually occur.

Gains or losses on the sales of stock or securities by the fund generally will be long-term capital gains or losses if a fund has held the stock or securities for more than one year. Gains or losses on sales of stock or securities held for not more than one year generally will be short-term capital gains or losses.

Foreign countries may impose withholding and other taxes on dividends and interest paid to the fund with respect to investments in foreign securities. However, certain foreign countries have entered into tax conventions with the United States to reduce or eliminate such taxes.
Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in the fund.
If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in the fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

Any net long-term capital gains realized by the fund will be distributed annually as described in the prospectus.
Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held fund shares, and will be designated as capital gain dividends in a written notice mailed by the fund to shareholders after the close of the fund's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the capital gain dividend.

Investors considering buying shares of the fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report dividend and interest income in full, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, the shareholder may be subject to a 31% backup withholding tax with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

The foregoing is only a summary of certain tax considerations generally affecting the fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

ADDITIONAL INFORMATION

The Company was organized as a Maryland corporation pursuant to Articles of incorporation dated September 29, 1981, as amended from time to time. The fund offers shares of common stock currently classified into four Classes, A, B, L and Y, with a par value of $.001 per share. Each Class represents an identical interest in the fund's investment portfolio.
As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan;
(d) the expenses allocable exclusively to each Class;
(e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

The Company does not hold annual shareholder meetings.
There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Company's outstanding shares and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholders vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional share vote for any fractional share held of that Class. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one fund or one Class of shares.

The fund sends its shareholders a semi-annual report and an audited annual report, which include a list of the investment securities held by the fund at the end of the reporting period. In an effort to reduce the fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial Consultant or the Fund's Transfer Agent.

The Company was incorporated on September 29, 1981 under the name Hutton Investment Series, Inc. The Company's corporate name was changed on December 29, 1988, July 30, 1993 and October 28, 1994 to SLH Investment Portfolios Inc., Smith Barney Shearson investment Fund Inc., and Smith Barney Investment Funds Inc., respectively.

	PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the custodian of the Company on behalf of the fund. Under the custody agreement with the Company on behalf of the fund, PNC holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

Smith Barney Private Trust Company, located at 388 Greenwich Street, New York, NY 10013 serves as the Transfer Agent and shareholder services agent of the fund. PFPC Global Fund Services, located at P.O Box 9699 Providence, RI 02940-9699 serves as the fund's sub-transfer agent to render certain shareholder record keeping and accounting services functions.

As of January 25, 2000, there are currently no shareholders beneficially owned 5% or more of a class of shares of the fund:

FINANCIAL STATEMENTS

The fund's Annual Report to Shareholders for the fiscal year ended September 30, 1999 is incorporated by reference in its entirety into this statement of additional information.

OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds.
We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith
Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert
Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.

36

PART C - OTHER INFORMATION

Item 23.  Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on October 2, 1981(File Nos. 2-
74288 and 811-3275).

(a) Articles of Restatement dated September 17, 1993 to Registrant's Articles of Incorporation dated
September 28, 1981, Articles of Amendment dated
October 14, 1994, Articles Supplementary, Articles  of
Amendment dated October 14, 1994, Articles
Supplementary, Articles of Amendments and Certificates of Correction dated November 7, 1994, are incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on November 7, 1994.
Articles of Amendment dated October 23, 1997 are incorporated by reference to Post-Effective Amendment
No. 46 filed on October 23, 1997("Post-Effective
Amendment No.46").  Articles of Amendment dated
February 27, 1998 are incorporated by reference to Post-Effective Amendment No. 48 dated April 29, 1998.
Articles of Amendment dated June 1, 1998 are incorporated by reference to Post-Effective Amendment No. 49 filed on July
16, 1998 ("Post-Effective Amendment No. 49").

(b) Registrant's By-Laws, as amended on September 30,
1992 are incorporated by reference to Post-Effective
Amendment No. 30 to the Registration Statement filed on April 30, 1993.

(c) Registrant's form of stock certificate for Smith
Barney Hansberger Global Value Fund ("Global Value
Fund") and Smith Barney Hansberger Global Value Small
Cap Fund ("Small Cap Fund") is incorporated by reference to Post Effective Amendment 46.

(d)(1) Investment Advisory Agreement dated July 30,
1993, between the Registrant on behalf of Smith Barney
Investment Grade Bond Fund, Smith Barney Government
Securities Fund and Smith Barney Special Equities
Fund and Greenwich Street Advisors is incorporated by reference to the Registration Statement filed on Form
N-14 on September 2, 1993, File No. 33-50153.

(d)(2) Investment Advisory Agreements on behalf of
Smith Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27,
1995. ("Post-Effective Amendment No.40")

(d)(3) Investment Management Agreements on behalf of
Global Value Fund and Global Small Cap Fund between
Registrant and Smith Barney Mutual Funds Management
Inc. is incorporated by reference to Post-Effective
Amendment No. 46.

(d)(4) Sub-Advisory Agreement on behalf of Global
Value Fund and Global Small Cap Fund between MMC and
Hansberger Global Investors Inc. is
incorporated by reference to Post-Effective
Amendment No. 46.

(d)(5)Investment Management Agreements on behalf of Smith Barney Small Cap Growth Fund and Smith Barney
Small Cap Value Fund between Registrant and
Mutual Management Corp. is incorporated by reference
To Post-Effective Amendment No. 49.

(e)(1) Distribution Agreement dated July 30, 1993, between the Registrant and Smith Barney Shearson Inc.
is incorporated by reference to the registration statement filed on Form N-14 on September 2, 1993.
File 33-50153.

(e)(2) Form of Distribution Agreement between the
Registrant and PFS Distributors on behalf of Smith
Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(e)(3) Form of Distribution Agreement between the
Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 49.

(e)(4) Selling Group Agreement
is incorporated by reference
to Post-Effective Amendment No.56 filed on February 26, 1999.

(f) Not Applicable.

(g)(1) Custodian Agreement with PNC Bank, National
Association is incorporated by reference to Post -
Effective Amendment No. 44 filed on April 29, 1997.

(g)(2) Custodian Agreement with Chase Manhattan Bank is incorporated by reference to Post-Effective
Amendment No. 46.

(h)(1)  Transfer Agency and Registrar Agreement dated
August 5, 1993 with First Data Investor Services
Group, Inc. (formerly The Shareholder Services Group,
Inc.) is incorporated by reference to Post-Effective
Amendment No. 31 as filed on December 22, 1993 (Post-
Effective Amendment No. 31").

(h)(2)Sub-Transfer Agency Agreement between the
Registrant and PFS Shareholders Services on behalf of Smith Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40.

(i) Opinion of Robert A. Vegliante, Deputy General
Counsel of Smith Barney Mutual Funds Management Inc.
filed with the Registrant's rule 24-f2 Notice
(Accession No. 000091155-97-000104) is incorporated by reference.

(j) Auditor's consent filed herewith.

(k) Not Applicable

(l)  Not Applicable

(m)(1) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith
Barney Government Securities Fund, Smith Barney Special
Equities Fund and Smith Barney European Fund and Smith
Barney, Inc. ("Smith Barney") are incorporated by reference to Post-Effective Amendment No. 37 filed on November 3, 1994 ("Post-Effective Amendment No. 37")

(m)(2) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth Opportunity Fund and
Smith Barney Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40.

(m)(3) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of the Global Value Fund and Small Cap Fund is incorporated by reference to Post-Effective Amendment
No. 46.

(m)(4) Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is incorporated by reference to Post-Effective Amendment
No. 49.

(n) Financial Data Schedule filed herewith.

(o) Form of Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No.50 to Registration Statement.

Item 24.

None.


Item  25.  Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on October
8, 1993 (File No. 33-50153).

Item 26.	Business and Other Connections of Investment Adviser

Investment Adviser - - SSB Citi Fund Management LLC ("SSB Citi") formerly known as SSBC Fund Management Inc. ("SSBC")

SSBC was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SSBC was converted into a Delaware Limited Liability Company.
SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith Barney Holdings Inc.) which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act
(SEC File No. 801-8314).


Item 27.	Principal Underwriters
(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for
CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio, CitiFundsSM
Large Cap
Growth
Portfolio, CitiFundsSM Intermediate Income Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash
Reserves,
CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM
Institutional U.S.
Treasury Reserves, CitiFundsSM Institutional Liquid
Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax Free
Reserves,
CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM
Balanced Portfolio,
CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth &
Income
Portfolio,
CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM
National
Tax Free Income Portfolio, CitiFundsSM New York Tax Free
Income
Portfolio,
CitiSelect VIP Folio 200, Citiselect VIP Folio 300,
CitiSelect (VIP Folio 400, CitiSelect (VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect
(Folio 200,
CitiSelect (Folio 300, CitiSelect (Folio 400, and
CitiSelect (Folio
500.
CFBDS is also the placement agent for Large Cap Value
Portfolio,
International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio, Emerging
Asian Markets Equity Portfolio, Tax Free Reserves
Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves
Portfolio.

     CFBDS, Inc. is also the distributor for the following
Smith Barney Mutual Fund registrants:
Concert Investment Series
Consulting Group Capital Markets Funds
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc

The information required by this Item 27 with respect to each director, officer and partner of CFBDS, Inc.
is incorporated by reference to Schedule A of Form BD filed by CFBDS, Inc. pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-32417).

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Funds Inc.
	388 Greenwich Street
	New York, New York 10013

(2)	SSB Citi Fund Management LLC
	388 Greenwich Street
	New York, New York 10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(4)	The Chase Manhattan Bank
	Chase Metrotech Center
	Brooklyn, New York 11245

(5) Smith Barney Private Trust Company
388 Greenwich Street
New York, New York 10013

(6)	PFPC Global Services
	P.O. Box 9699
	Providence RI 02940-9699

(7) 	CFBDS Inc.
21 Milk Street, 5th floor
Boston, Massachusetts 02109

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY
INVESTMENT FUNDS INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 28th day of January, 2000.

SMITH BARNEY INVESTMENT FUNDS INC.


By: /s/ Heath B. McLendon*
      Heath B. McLendon
      Chief Executive Officer


	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities
Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title					Date

/s/ Heath B. McLendon	Chairman of the Board		1/28/00
Heath B. McLendon		(Chief Executive Officer)

/s/ Lewis E. Daidone	 Senior Vice President
Lewis E. Daidone		 and Treasurer			1/28/00
				(Chief Financial
				and Accounting Officer)

/s/ Paul R. Ades	*		Director			1/28/00
Paul R. Ades

/s/ Herbert Barg*	 		Director			1/28/00
Herbert Barg

/s/ Dwight B. Crane*		Director			1/28/00
Dwight B. Crane

/s/ Frank Hubbard*		Director			1/28/00
Frank Hubbard

 /s/ Jerome Miller**		Director			1/28/00
Jerome Miller

/s/ Ken Miller*			Director			1/28/00
Ken Miller


*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

**Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 15, 1998.


/s/ Heath B. McLendon
Heath B. McLendon

EXHIBITS


Exhibit No.			Description of Exhibit

				Cover
(j)				Auditor's consent
(n)				Financial Data Schedule